Segment, Geographic and Other Revenue Information - Revenues By Products (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from External Customer [Line Items]
Revenues	$ 51,750	$ 53,647	$ 52,546
Biopharma Segment [Member]
Revenue from External Customer [Line Items]
Revenues	39,419	37,558	35,530
Biopharma, Upjohn And Consumer Healthcare Segments [Member] | HIS Products [Member]
Revenue from External Customer [Line Items]
Revenues	0	0	97
Biopharma, Upjohn And Consumer Healthcare Segments [Member] | Alliance Biopharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues	4,648	3,838	2,927
Biopharma, Upjohn And Consumer Healthcare Segments [Member] | Total Biosimilars [Member]
Revenue from External Customer [Line Items]
Revenues	911	769	531
Biopharma, Upjohn And Consumer Healthcare Segments [Member] | Total Sterile Injectable Pharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues	5,035	5,214	5,673
Internal Medicine [Member] | Biopharma Segment [Member]
Revenue from External Customer [Line Items]
Revenues	9,119	8,869	8,229
Internal Medicine [Member] | Biopharma Segment [Member] | Eliquis [Member]
Revenue from External Customer [Line Items]
Revenues	4,220	3,434	2,523
Internal Medicine [Member] | Biopharma Segment [Member] | Chantix Champix [Member]
Revenue from External Customer [Line Items]
Revenues	1,107	1,085	997
Internal Medicine [Member] | Biopharma Segment [Member] | Premarin Family [Member]
Revenue from External Customer [Line Items]
Revenues	734	832	977
Internal Medicine [Member] | Biopharma Segment [Member] | BMP2 [Member]
Revenue from External Customer [Line Items]
Revenues	287	279	261
Internal Medicine [Member] | Biopharma Segment [Member] | Toviaz [Member]
Revenue from External Customer [Line Items]
Revenues	250	271	257
Internal Medicine [Member] | Biopharma Segment [Member] | All Other Internal Medicine [Member]
Revenue from External Customer [Line Items]
Revenues	2,521	2,969	3,213
Oncology [Member] | Biopharma Segment [Member]
Revenue from External Customer [Line Items]
Revenues	9,014	7,471	6,304
Oncology [Member] | Biopharma Segment [Member] | Ibrance [Member]
Revenue from External Customer [Line Items]
Revenues	4,961	4,118	3,126
Oncology [Member] | Biopharma Segment [Member] | Sutent [Member]
Revenue from External Customer [Line Items]
Revenues	936	1,049	1,081
Oncology [Member] | Biopharma Segment [Member] | Xtandi Alliance Revenues [Member]
Revenue from External Customer [Line Items]
Revenues	838	699	590
Oncology [Member] | Biopharma Segment [Member] | Xalkori [Member]
Revenue from External Customer [Line Items]
Revenues	530	524	594
Oncology [Member] | Biopharma Segment [Member] | Inlyta [Member]
Revenue from External Customer [Line Items]
Revenues	477	298	339
Oncology [Member] | Biopharma Segment [Member] | Bosulif [Member]
Revenue from External Customer [Line Items]
Revenues	365	296	233
Oncology [Member] | Biopharma Segment [Member] | Retacrit [Member]
Revenue from External Customer [Line Items]
Revenues	225	82	67
Oncology [Member] | Biopharma Segment [Member] | Mektovi [Member]
Revenue from External Customer [Line Items]
Revenues	49	0	0
Oncology [Member] | Biopharma Segment [Member] | Braftovi [Member]
Revenue from External Customer [Line Items]
Revenues	48	0	0
Oncology [Member] | Biopharma Segment [Member] | Other Oncology Products [Member]
Revenue from External Customer [Line Items]
Revenues	585	406	274
Hospital [Member] | Biopharma Segment [Member]
Revenue from External Customer [Line Items]
Revenues	7,772	7,955	8,369
Hospital [Member] | Biopharma Segment [Member] | Sulperazon [Member]
Revenue from External Customer [Line Items]
Revenues	684	613	471
Hospital [Member] | Biopharma Segment [Member] | Medrol [Member]
Revenue from External Customer [Line Items]
Revenues	469	493	540
Hospital [Member] | Biopharma Segment [Member] | Vfend [Member]
Revenue from External Customer [Line Items]
Revenues	346	392	421
Hospital [Member] | Biopharma Segment [Member] | Zithromax Zmax [Member]
Revenue from External Customer [Line Items]
Revenues	336	326	299
Hospital [Member] | Biopharma Segment [Member] | Epi Pen [Member]
Revenue from External Customer [Line Items]
Revenues	303	303	290
Hospital [Member] | Biopharma Segment [Member] | Fragmin [Member]
Revenue from External Customer [Line Items]
Revenues	253	293	306
Hospital [Member] | Biopharma Segment [Member] | Zyvox [Member]
Revenue from External Customer [Line Items]
Revenues	251	236	281
Hospital [Member] | Biopharma Segment [Member] | Zosyn / Tazocin [Member]
Revenue from External Customer [Line Items]
Revenues	200	230	195
Hospital [Member] | Biopharma Segment [Member] | Tygacil [Member]
Revenue from External Customer [Line Items]
Revenues	197	249	260
Hospital [Member] | Biopharma Segment [Member] | Diflucan [Member]
Revenue from External Customer [Line Items]
Revenues	190	189	180
Hospital [Member] | Biopharma Segment [Member] | Panzyga [Member]
Revenue from External Customer [Line Items]
Revenues	183	39	0
Hospital [Member] | Biopharma Segment [Member] | Pfizer CentreOne [Member]
Revenue from External Customer [Line Items]
Revenues	810	755	706
Hospital [Member] | Biopharma Segment [Member] | Other Anti-infectives [Member]
Revenue from External Customer [Line Items]
Revenues	1,114	1,041	1,237
Hospital [Member] | Biopharma Segment [Member] | Other Hospital Products [Member]
Revenue from External Customer [Line Items]
Revenues	2,436	2,797	3,182
Vaccines [Member] | Biopharma Segment [Member]
Revenue from External Customer [Line Items]
Revenues	6,504	6,332	6,001
Vaccines [Member] | Biopharma Segment [Member] | Prevenar 13/Prevnar 13 [Member]
Revenue from External Customer [Line Items]
Revenues	5,847	5,802	5,601
Vaccines [Member] | Biopharma Segment [Member] | Nimenrix [Member]
Revenue from External Customer [Line Items]
Revenues	230	140	86
Vaccines [Member] | Biopharma Segment [Member] | FSME/IMMUN-TicoVac [Member]
Revenue from External Customer [Line Items]
Revenues	220	184	134
Vaccines [Member] | Biopharma Segment [Member] | Trumenba [Member]
Revenue from External Customer [Line Items]
Revenues	135	116	88
Vaccines [Member] | Biopharma Segment [Member] | Other Vaccines Products [Member]
Revenue from External Customer [Line Items]
Revenues	73	90	91
Inflammation and Immunology [Member] | Biopharma Segment [Member]
Revenue from External Customer [Line Items]
Revenues	4,733	4,720	4,386
Inflammation and Immunology [Member] | Biopharma Segment [Member] | Xeljanz [Member]
Revenue from External Customer [Line Items]
Revenues	2,242	1,774	1,345
Inflammation and Immunology [Member] | Biopharma Segment [Member] | Enbrel [Member]
Revenue from External Customer [Line Items]
Revenues	1,699	2,112	2,452
Inflammation and Immunology [Member] | Biopharma Segment [Member] | Inflectra/Remsima [Member]
Revenue from External Customer [Line Items]
Revenues	625	642	419
Inflammation and Immunology [Member] | Biopharma Segment [Member] | Eucrisa [Member]
Revenue from External Customer [Line Items]
Revenues	138	147	67
Inflammation and Immunology [Member] | Biopharma Segment [Member] | All Other Inflammation and Immunology Products [Member]
Revenue from External Customer [Line Items]
Revenues	29	45	103
Rare Disease [Member] | Biopharma Segment [Member]
Revenue from External Customer [Line Items]
Revenues	2,278	2,211	2,240
Rare Disease [Member] | Biopharma Segment [Member] | Genotropin [Member]
Revenue from External Customer [Line Items]
Revenues	498	558	532
Rare Disease [Member] | Biopharma Segment [Member] | BeneFIX [Member]
Revenue from External Customer [Line Items]
Revenues	488	554	604
Rare Disease [Member] | Biopharma Segment [Member] | Vyndaqel/Vyndamax [Member]
Revenue from External Customer [Line Items]
Revenues	473	148	124
Rare Disease [Member] | Biopharma Segment [Member] | ReFacto AF Xyntha [Member]
Revenue from External Customer [Line Items]
Revenues	426	514	551
Rare Disease [Member] | Biopharma Segment [Member] | Somavert [Member]
Revenue from External Customer [Line Items]
Revenues	264	267	254
Rare Disease [Member] | Biopharma Segment [Member] | All Other Rare Disease Products [Member]
Revenue from External Customer [Line Items]
Revenues	129	170	176
Upjohn Reporting Unit [Member] | Upjohn Segment [Member]
Revenue from External Customer [Line Items]
Revenues	10,233	12,484	13,447
Upjohn Reporting Unit [Member] | Upjohn Segment [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	3,321	4,970	5,065
Upjohn Reporting Unit [Member] | Upjohn Segment [Member] | Lipitor [Member]
Revenue from External Customer [Line Items]
Revenues	1,973	2,062	1,915
Upjohn Reporting Unit [Member] | Upjohn Segment [Member] | Norvasc [Member]
Revenue from External Customer [Line Items]
Revenues	950	1,029	932
Upjohn Reporting Unit [Member] | Upjohn Segment [Member] | Celebrex [Member]
Revenue from External Customer [Line Items]
Revenues	719	686	775
Upjohn Reporting Unit [Member] | Upjohn Segment [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	497	636	1,204
Upjohn Reporting Unit [Member] | Upjohn Segment [Member] | Effexor [Member]
Revenue from External Customer [Line Items]
Revenues	336	311	297
Upjohn Reporting Unit [Member] | Upjohn Segment [Member] | Zoloft [Member]
Revenue from External Customer [Line Items]
Revenues	294	298	291
Upjohn Reporting Unit [Member] | Upjohn Segment [Member] | Xalatan Xalacom [Member]
Revenue from External Customer [Line Items]
Revenues	281	318	335
Upjohn Reporting Unit [Member] | Upjohn Segment [Member] | Xanax [Member]
Revenue from External Customer [Line Items]
Revenues	198	223	225
Upjohn Reporting Unit [Member] | Upjohn Segment [Member] | Revatio [Member]
Revenue from External Customer [Line Items]
Revenues	144	227	252
Upjohn Reporting Unit [Member] | Upjohn Segment [Member] | All Other Upjohn Products [Member]
Revenue from External Customer [Line Items]
Revenues	1,519	1,725	2,158
Consumer Healthcare Reporting Unit [Member] | Consumer Healthcare [Member]
Revenue from External Customer [Line Items]
Revenues	$ 2,098	$ 3,605	$ 3,472